CONSOLIDATED STATEMENTS OF CASH FLOWS - Southwest - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
CASH FLOW FROM OPERATING ACTIVITIES:
Net income	$ 207,202	$ 238,985	$ 216,647
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	371,041	332,027	303,237
Deferred income taxes	61,212	50,717	54,162
Changes in current assets and liabilities:
Accounts receivable, net of allowances	(51,554)	(48,772)	(54,245)
Accrued utility revenue	(2,500)	(3,300)	(1,900)
Deferred purchased gas costs	(343,728)	36,239	(58,491)
Accounts payable	50,426	(7,694)	(1,865)
Accrued taxes	(6,725)	15,171	5,243
Other current assets and liabilities	(89,209)	107,427	74,137
Changes in undistributed stock compensation	9,294	7,114	6,896
Equity AFUDC	0	(4,724)	(4,161)
Changes in deferred charges and other assets	(13,541)	(32,591)	(21,051)
Changes in other liabilities and deferred credits	(73,629)	(62,671)	(12,764)
Net cash provided by operating activities	111,383	626,080	500,372
CASH FLOW FROM INVESTING ACTIVITIES:
Payments to Acquire Property, Plant, and Equipment	(715,626)	(825,105)	(938,148)
Changes in customer advances	15,974	14,033	19,001
Other	18,256	9,003	15,153
Net cash used in investing activities	(3,035,656)	(802,069)	(951,632)
CASH FLOW FROM FINANCING ACTIVITIES:
Dividends paid	(138,222)	(125,504)	(116,127)
Issuance of long-term debt, net	1,660,696	662,377	531,596
Retirement of long-term debt	(452,664)	(356,406)	(213,789)
Change in credit facility and commercial paper	(20,000)	0	0
Withholding remittance – share-based compensation	(1,264)	(2,736)	(1,858)
Other	(729)	(3,402)	(1,488)
Net cash provided by financing activities	3,063,458	209,574	415,280
Change in cash and cash equivalents	139,345	33,813	(35,822)
Cash and cash equivalents at beginning of period	83,352	49,539	85,361
Cash and cash equivalents at end of period	222,697	83,352	49,539
SUPPLEMENTAL INFORMATION:
Interest paid, net of amounts capitalized	104,352	105,182	102,258
Income taxes paid (received), net	4,208	(10,951)	2,752
Southwest Gas Corporation
CASH FLOW FROM OPERATING ACTIVITIES:
Net income	187,135	159,118	163,171
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	253,398	235,295	215,620
Deferred income taxes	53,237	44,997	33,681
Changes in current assets and liabilities:
Accounts receivable, net of allowances	(22,806)	3,933	(10,737)
Accrued utility revenue	(2,500)	(3,300)	(1,900)
Deferred purchased gas costs	(343,728)	36,239	(58,491)
Accounts payable	57,764	9,618	(27,473)
Accrued taxes	7,753	(1,527)	8,895
Other current assets and liabilities	(70,271)	48,545	89,171
Changes in undistributed stock compensation	6,392	5,294	5,146
Equity AFUDC	0	(4,724)	(4,161)
Changes in deferred charges and other assets	(28,743)	(44,291)	(31,767)
Changes in other liabilities and deferred credits	(72,386)	(65,136)	(13,361)
Net cash provided by operating activities	25,245	424,061	367,794
CASH FLOW FROM INVESTING ACTIVITIES:
Payments to Acquire Property, Plant, and Equipment	(601,983)	(692,216)	(778,748)
Changes in customer advances	15,973	14,033	19,001
Other	(32)	771	(95)
Net cash used in investing activities	(586,042)	(677,412)	(759,842)
CASH FLOW FROM FINANCING ACTIVITIES:
Contributions from parent	202,583	177,922	159,936
Dividends paid	(111,400)	(104,500)	(95,900)
Issuance of long-term debt, net	297,318	446,508	297,222
Retirement of long-term debt	0	(125,000)	0
Change in credit facility and commercial paper	(20,000)	0	0
Change in short-term portion of credit facilities	193,000	(137,000)	42,000
Withholding remittance – share-based compensation	(1,263)	(2,736)	(1,858)
Other	(1,820)	(1,262)	(825)
Net cash provided by financing activities	558,418	253,932	400,575
Change in cash and cash equivalents	(2,379)	581	8,527
Cash and cash equivalents at beginning of period	41,070	40,489	31,962
Cash and cash equivalents at end of period	38,691	41,070	40,489
SUPPLEMENTAL INFORMATION:
Interest paid, net of amounts capitalized	90,240	96,726	88,658
Income taxes paid (received), net	$ (13,529)	$ (19,603)	$ 678